COMMITMENTS, CONTINGENCIES AND GUARANTEES - Assets and Portfolio Assets Brookfield & Partners Have Agreed to Acquire (Details) - Forecast ¥ in Millions, R$ in Millions, $ in Millions	3 Months Ended
	Dec. 31, 2023 USD ($) MW	Dec. 31, 2023 CNY (¥) MW	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($) MW	Mar. 31, 2023 CNY (¥) MW	Mar. 31, 2023 BRL (R$) MW
102 MW Wind Portfolio
Disclosure of finance lease and operating lease by lessee [line items]
Capacity				102	102	102
Consideration				$ 38	¥ 255
Brookfield Renewable Economic Interest				20.00%	20.00%	20.00%
137 MW Wind Portfolio
Disclosure of finance lease and operating lease by lessee [line items]
Capacity				137	137	137
Consideration				$ 98		R$ 529
Brookfield Renewable Economic Interest				25.00%	25.00%	25.00%
U.S, Nuclear Services Portfolio
Disclosure of finance lease and operating lease by lessee [line items]
Consideration | $			$ 4,500
U.S, Nuclear Services Portfolio | Top of range
Disclosure of finance lease and operating lease by lessee [line items]
Brookfield Renewable Economic Interest			17.00%
473 MW Utility-scale Solar Portfolio
Disclosure of finance lease and operating lease by lessee [line items]
Capacity	473	473
Consideration | $	$ 135
Brookfield Renewable Economic Interest	20.00%	20.00%
350 MW Wind Portfolio
Disclosure of finance lease and operating lease by lessee [line items]
Capacity	350	350
Consideration	$ 125	¥ 853
Brookfield Renewable Economic Interest	20.00%	20.00%